Private Placement	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Private Placement [Line Items]
PRIVATE PLACEMENT

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 540,000 Placement Units, at a price of $10.00 per Placement Unit, or $5,400,000 in the aggregate, of which 452,500 Placement Units were purchased by Insurance Acquisition Sponsor II, LLC and 87,500 Placement Units were purchased by Cantor. Each Placement Unit consists of one share of Class A common stock and one-third of one warrant, or the Placement Warrant. Each whole Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the private placement warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the private placement warrants.